Condensed Financial Information of the Company - CONDENSED STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income / (loss) for the year	$ 165,635	$ (180,976)	$ (361,893)
Items that may be reclassified to profit or loss:
Share of other comprehensive income / (loss) from associates	43	55	(541)
Currency translation adjustment	91,105	137,719	(31,986)
Total other comprehensive (loss) / income	92,007	138,722	(33,293)
Parent | Reportable legal entities
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income / (loss) for the year	174,847	(116,321)	(251,026)
Items that may be reclassified to profit or loss:
Share of other comprehensive income / (loss) from associates	70,849	94,703	(24,675)
Other comprehensive loss for the year, net of income tax	70,849	94,703	(24,675)
Total other comprehensive (loss) / income	$ 245,696	(20,698)	(276,279)
Parent | Reportable legal entities | Discontinued operations
Items that may be reclassified to profit or loss:
Currency translation adjustment		920	(578)
Other comprehensive loss for the year, net of income tax		$ 920	$ (578)